PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross, total	$ 21,222	$ 11,952
Less: Accumulated depreciation and amortization	(6,206)	(3,224)
Property and equipment, net	$ 15,016	8,728
Computers and office equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Gross, total	$ 1,684	1,750
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Gross, total	$ 305	901
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Gross, total	$ 320	503
Software development costs
Property, Plant and Equipment [Line Items]
Gross, total	$ 18,913	$ 8,798